Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash	$ 418,991	$ 2,201,287
Restricted cash	1,534,953	28,439
Inventory	1,767,942	359,544
Prepaid expenses and other current assets	1,039,405	918,204
Total Current Assets	4,761,291	3,507,474
Property and equipment, net of accumulated depreciation of $196,353 and $13,157, respectively	373,214	156,223
Total Assets	5,134,505	3,663,697
Current Liabilities
Accounts payable	1,333,137	535,209
Accrued expenses	641,438	254,545
Customer deposits	8,729	$ 138,599
Convertible notes payable, net of discount of $1,445,342 and $26,755, respectively	1,849,508
Derivative liability conversion feature	420,360
Total Current Liabilities	$ 4,253,172	$ 928,353
Commitments and Contingencies
Stockholders' Equity
Preferred stock, $0.0001 par value: 10,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value: 100,000,000 shares authorized; 44,411,591 and 24,762,360 issued and outstanding, respectively	$ 4,441	$ 2,476
Additional paid-in capital	22,783,765	11,562,887
Accumulated deficit	(21,906,873)	(8,830,019)
Total Stockholders' Equity	881,333	2,735,344
Total Liabilities and Stockholders' Equity	$ 5,134,505	$ 3,663,697